LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of operating lease cost

	December 31,
	2025	2024
Fixed cost and variable cost that depend on index	$9,875	$7,806
Short-term lease cost	230	900
	$10,105	$8,706

Schedule of supplemental balance sheet information related to operating leases

	December 31,
	2025	2024
Operating lease ROU assets	$22,311	$23,567
Operating lease liabilities, current	6,002	7,106
Operating lease liabilities, non-current	17,463	15,604
Weighted-average remaining lease term (in years)	5.2	4.50
Weighted-average discount rate	4.73%	4.52%

Schedule of future minimum lease payments under non-cancelable operating lease agreements

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2025, were as follows:

2026	$6,882
2027	4,629
2028	4,228
2029	3,935
2030	3,373
Thereafter	3,429
Total undiscounted lease payments	26,476
Less: imputed interest	(3,018)
Present value of lease liabilities	$23,458